Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

New York — 99.9%
Battery Park City Authority RB
5.00%, 11/01/25	$2,035	$2,118,433
5.00%, 11/01/31	1,000	1,164,280
5.00%, 11/01/32	1,000	1,179,758
5.00%, 11/01/42 (Call 11/01/33)	1,230	1,371,121
5.00%, 11/01/48 (Call 11/01/33)	1,300	1,421,108
5.00%, 11/01/53 (Call 11/01/33)	1,335	1,451,451
Series A, 4.00%, 11/01/44 (Call 11/01/29)	2,485	2,477,062
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,053,545
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,084,186
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	771,529
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,074,720
Series D-2, VRDN,3.20%, 11/01/38 (Put 12/01/23)(a)	2,730	2,730,000
Buffalo & Fort Erie Public Bridge Authority RB, 5.00%, 01/01/47 (Call 01/01/27)	2,000	2,038,567
Buffalo Municipal Water Finance Authority RB
4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,611,059
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,804,729
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,039,800
City of New York NY GO
3.00%, 08/01/50 (Call 08/01/31)	750	552,767
5.00%, 08/01/26	2,000	2,113,350
5.00%, 08/01/27	2,945	3,176,144
5.00%, 08/01/28	825	909,199
5.00%, 08/01/29	4,000	4,479,858
5.00%, 10/01/30 (Call 10/01/29)	1,340	1,493,216
5.00%, 05/01/31	1,450	1,662,766
5.00%, 10/01/31	1,000	1,153,648
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,507,483
5.00%, 08/01/34 (Call 08/01/33)	5,000	5,886,330
5.25%, 09/01/41 (Call 09/01/32)	3,000	3,370,405
VRDN,3.25%, 03/01/40 (Put 12/01/23)(a)	300	300,000
Series A, 5.00%, 08/01/25	200	206,729
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	258,549
Series A, 5.00%, 08/01/27	1,255	1,353,585
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,775	1,906,911
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,065,635
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	903,218
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	522,579
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	517,797
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	849,220
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	350,793
Series B, VRDN,3.25%, 10/01/46 (Put 12/01/23)(a)	1,800	1,800,000
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,004,282
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	594,353
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	258,722
Series C, 5.00%, 08/01/25	665	687,375
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,371,416
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	520,066
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	686,065
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	254,894
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	540,135
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,002,197
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,400,260
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,207,232
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	503,076
Series E, 5.00%, 08/01/24	470	475,948
Series E, 5.00%, 08/01/26	500	528,337
	Par
Security	(000)	Value

New York (continued)
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	$400	$400,739
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	511,874
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	520,789
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,114,879
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,008,280
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	527,373
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	1,000	1,009,107
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,689,404
City of Rochester NY GOL, 5.00%, 08/01/31 (Call 08/01/30)	1,000	1,123,268
City of Yonkers NY GOL, Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	306,408
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	128,325
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,234,632
5.00%, 06/01/24	1,890	1,908,378
5.00%, 06/01/24 (AGM)	565	570,687
5.00%, 06/01/24 (BAM)	220	222,215
Series B, 5.00%, 06/01/26 (AGM)	250	263,144
County of Nassau NY GOL
4.00%, 04/01/39 (Call 04/01/32)	2,515	2,543,051
4.00%, 04/01/53 (Call 04/01/33)	2,000	1,919,792
5.00%, 10/01/25	830	861,180
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,252,391
Series B, 5.00%, 10/01/24	1,000	1,016,053
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,082,837
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,050,007
Series C, 5.00%, 10/01/27	975	1,058,670
County of Onondaga NY GOL, 3.00%, 08/15/33 (Call 08/15/29)	100	94,857
County of Suffolk NY GOL
4.00%, 02/01/24 (AGM)	150	150,188
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,041,614
5.00%, 02/01/25 (AGM)	1,000	1,021,891
5.00%, 06/15/25 (BAM)	1,115	1,148,052
5.00%, 02/01/26 (AGM)	1,000	1,042,157
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,594,564
County of Westchester
4.00%, 12/01/34 (Call 12/01/31)	2,000	2,191,362
5.00%, 12/01/26	2,000	2,141,017
County of Westchester NY GOL
4.00%, 12/15/35 (Call 12/15/30)	1,000	1,072,020
5.00%, 12/15/23	150	150,089
5.00%, 12/15/26	1,000	1,072,124
5.00%, 10/15/28	2,000	2,235,104
Series A, 5.00%, 01/01/24	365	365,530
Series A, 5.00%, 12/01/24	1,000	1,019,267
Series A, 5.00%, 10/15/28	1,000	1,117,552
Series B, 5.00%, 11/15/24	125	127,293
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	772,903
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,028,349
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	472,568
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	137,506
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,435,473
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	367,346
5.00%, 05/01/27 (SAW)	500	535,911

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
5.00%, 05/01/29 (SAW)	$1,000	$1,111,347
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,736,542
5.00%, 02/15/30 (Call 02/15/27)	1,100	1,160,502
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,733,852
5.00%, 02/15/36 (Call 02/15/27)	2,250	2,348,564
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,955,536
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,162,406
Series A, 5.00%, 02/15/25	550	563,852
Series A, 5.00%, 02/15/26	1,750	1,830,289
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	422,322
Series A, 5.00%, 02/15/31 (Call 02/15/27)	555	585,103
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	526,355
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,466,948
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	519,344
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	207,357
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	206,713
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	669,416
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	1,010,636
5.00%, 09/01/24	1,310	1,328,545
5.00%, 09/01/25	1,125	1,164,552
5.00%, 09/01/26	100	105,849
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,514,383
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,593,611
5.00%, 09/01/35 (Call 09/01/27)	500	535,242
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,271,841
5.00%, 09/01/38 (Call 09/01/28)	250	265,298
5.00%, 09/01/42 (Call 09/01/27)	4,465	4,618,183
5.00%, 09/01/48 (Call 09/01/33)	500	540,294
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,802,694
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	949,888
Series A, 5.00%, 09/01/30	530	603,133
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	252,299
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,496,965
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,004,124
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	512,103
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	760,336
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)	80	74,818
Series B, VRDN,1.65%, 09/01/49 (Call 03/01/24)(a)	600	590,476
Metropolitan Transportation Authority RB
4.00%, 11/15/38 (Call 05/15/24)	30	30,018
4.00%, 11/15/38 (Call 11/15/24)	25	24,476
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,360,310
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,702,584
5.00%, 11/15/44 (Call 05/15/24)	350	350,446
5.00%, 11/15/46 (Call 05/15/32)	1,000	1,071,887
Series A, 0.00%, 11/15/30(b)	1,035	794,850
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	799,993
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,040,743
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,390,988
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	320,358
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	893,926
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,338,710
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,011,319
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	201,753
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	518,961
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	349,876
Series B, 5.00%, 11/15/24	500	507,573
Series B, 5.00%, 11/15/25	250	258,043
Series B, 5.00%, 11/15/26	750	788,699
	Par
Security	(000)	Value

New York (continued)
Series B, 5.00%, 11/15/28	$1,005	$1,087,702
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	400,240
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,016,532
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,060,763
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,062,066
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	642,420
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	515,789
Series C, 5.00%, 11/15/42 (Call 05/15/24)	1,200	1,201,677
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,008,266
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	499,302
Series C-1, 5.00%, 11/15/25	200	206,434
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	357,087
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,278,303
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,032,976
Series C-2, 0.00%, 11/15/27(b)	1,000	856,359
Series C-2, 0.00%, 11/15/29(b)	1,000	785,963
Series C-2, 0.00%, 11/15/39(b)	245	112,401
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,173,057
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	517,814
Series D, 5.00%, 11/15/38 (Call 05/15/24)	250	250,313
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	901,325
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	910,987
Monroe County Industrial Development Corp. RB
5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	518,324
5.00%, 05/01/34 (Call 05/01/28) (SAW)	4,350	4,702,463
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	957,008
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,536,004
Monroe County Industrial Development Corp/NY RB
4.00%, 07/01/36 (Call 07/01/27)	1,900	1,918,852
5.00%, 07/01/25	195	200,930
5.00%, 07/01/28 (Call 07/01/27)	110	117,988
5.00%, 07/01/32 (Call 07/01/27)	280	298,046
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/24)	1,000	987,512
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,084,080
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,237,080
Series A, 4.00%, 11/15/35 (Call 05/15/31)	245	261,053
Series A, 5.00%, 11/15/24	1,000	1,018,348
Series A, 5.00%, 11/15/29	500	569,236
Series A, 5.00%, 11/15/31 (Call 05/15/31)	790	921,030
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	354,431
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	625,370
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/24	100	101,605
New York City Municipal Water Finance Authority RB
4.00%, 06/15/37 (Call 06/15/29)	3,000	3,052,571
4.13%, 06/15/46 (Call 06/15/33)	1,500	1,500,524
5.00%, 06/15/25	230	237,062
5.00%, 06/15/28 (Call 12/15/26)	3,700	3,939,962
5.00%, 06/15/47 (Call 12/15/32)	2,300	2,485,110
VRDN,3.40%, 06/15/48 (Put 12/15/23)(a)	1,000	1,000,000
Series AA, 4.00%, 06/15/24	420	422,060
Series AA, 5.00%, 06/15/24	250	252,531
Series AA2, VRDN,3.25%, 06/15/50 (Put 12/15/23)(a)	4,000	4,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/23)	400	393,260
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,684,633
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	649,670
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,144,238

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	$500	$533,445
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	750	777,978
Series CC-2, 5.00%, 06/15/25	810	834,871
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,594,497
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,537,038
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	487,890
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	500,258
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	505	526,371
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	501,304
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,321,122
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	316,952
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	507,950
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	975,779
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	195	221,215
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	691,199
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	568,513
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	508,209
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	504,227
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	375,917
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	542,633
Series S-4A, 5.00%, 07/15/27 (SAW)	115	124,041
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	542,633
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/41 (Call 11/01/30)	1,410	1,406,001
4.00%, 02/01/51 (Call 02/01/33)	2,000	1,929,113
5.00%, 11/01/25	500	519,458
5.00%, 11/01/26	2,760	2,933,970
5.00%, 11/01/27	340	369,469
5.00%, 08/01/28	2,220	2,446,571
5.00%, 11/01/28	140	155,031
5.00%, 08/01/30	2,720	3,101,976
5.00%, 05/01/32 (Call 05/01/26)	500	520,110
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,588,256
5.00%, 11/01/36 (Call 11/01/30)	1,000	1,117,643
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,109,520
5.00%, 11/01/38 (Call 05/01/31)	1,250	1,381,357
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,026,895
5.00%, 02/01/41 (Call 02/01/32)	3,500	3,843,320
5.00%, 02/01/47 (Call 02/01/32)	2,395	2,573,588
5.25%, 11/01/36 (Call 11/01/32)	1,500	1,743,613
5.25%, 11/01/37 (Call 11/01/32)	375	431,282
5.25%, 08/01/42 (Call 08/01/32)	5,000	5,568,723
5.50%, 11/01/45 (Call 11/01/32)	850	957,381
Series A-1, 4.00%, 11/01/36 (Call 11/01/31)	1,875	1,929,531
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	342,484
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	327,269
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,025,357
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,077,426
Series A-1, 5.00%, 11/01/38 (Call 11/01/24)	350	350,158
Series A-1, 5.00%, 11/01/42 (Call 11/01/24)	400	400,098
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,063,148
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,057,848
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,356,950
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,206,219
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	196,439
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	519,561
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	503,718
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	207,446
	Par
Security	(000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	$885	$891,293
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,158,028
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,063,148
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,214,320
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,048,017
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,535	1,689,767
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,503,184
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	788,376
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,037,524
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,284,401
Series C, 5.00%, 11/01/26	115	122,249
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	519,561
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,059,672
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,002,507
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,590	2,560,744
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,071,224
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	777,447
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	517,558
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,579,002
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	957,650
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,500	3,594,928
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	208,935
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	512,203
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,418,313
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,053,402
Series G-6, VRDN,3.25%, 05/01/34 (Put 12/01/23)(a)	400	400,000
New York City Transitional Finance Authority RB
5.00%, 05/01/38 (Call 11/01/33)	1,000	1,135,056
5.00%, 05/01/45 (Call 11/01/33)	2,000	2,190,754
New York City Water & Sewer System RB
4.00%, 06/15/42 (Call 12/15/30)	1,500	1,504,172
Series AA, 5.00%, 06/15/27	1,000	1,079,502
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	505,208
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	256,487
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,001,853
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,008,861
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	501,785
Series DD-1, 5.00%, 06/15/30	1,310	1,495,977
Series EE, 5.00%, 06/15/31	690	800,797
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	529,854
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,119,171
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	251,305
Series A, 0.00%, 11/15/48(b)	500	142,026
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	489,355
5.00%, 11/15/26 (AGM)	505	536,021
5.00%, 11/15/27 (AGM)	505	546,093
5.00%, 11/15/31 (AGM)	1,125	1,288,061
Series A, 4.00%, 11/15/50 (Call 05/15/30)	2,500	2,436,532
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	961,873
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	760,265
New York State Dormitory Authority RB
3.00%, 07/01/41 (Call 07/01/31)	1,750	1,409,567
3.00%, 07/01/45 (Call 07/01/32)	750	559,381
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,304,448
4.00%, 10/01/26	100	103,665
4.00%, 07/01/33 (Call 07/01/27)	465	473,846
4.00%, 07/01/37 (Call 07/01/28)	2,500	2,523,567
4.00%, 07/01/38 (Call 07/01/25)	720	721,019

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
4.00%, 07/01/41 (Call 07/01/28)	$4,000	$3,968,161
4.00%, 07/01/42 (Call 07/01/32)	1,165	1,151,921
4.00%, 07/01/43 (Call 07/01/26)	1,265	1,245,181
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,116,192
4.00%, 03/15/46 (Call 03/15/32)	1,000	972,237
4.00%, 07/01/46 (Call 07/01/29)	1,000	967,083
4.00%, 03/15/47 (Call 03/15/32)	2,000	1,942,126
4.00%, 03/15/48 (Call 03/15/28)	2,420	2,346,559
4.00%, 03/15/48 (Call 09/15/30)	2,000	1,936,343
4.00%, 07/01/50 (Call 07/01/30)	2,030	1,936,517
5.00%, 07/01/25	660	681,514
5.00%, 09/15/25	1,000	1,036,032
5.00%, 02/15/26	250	261,211
5.00%, 02/15/26 (ETM)	420	437,922
5.00%, 07/01/26	5,000	5,285,842
5.00%, 07/01/26 (Call 07/01/25)	300	308,489
5.00%, 10/01/26 (Call 04/01/24) (AGM)	25	25,032
5.00%, 07/01/28	1,000	1,097,591
5.00%, 07/01/28 (Call 07/01/27)	1,330	1,425,265
5.00%, 03/15/29 (Call 09/15/25)	315	323,707
5.00%, 07/01/30	1,000	1,102,138
5.00%, 07/01/30 (Call 07/01/28)	2,190	2,391,454
5.00%, 02/15/31 (Call 02/15/27)	2,025	2,140,522
5.00%, 03/15/31	1,560	1,792,170
5.00%, 07/01/33 (Call 07/01/27)	840	896,943
5.00%, 10/01/33	1,475	1,774,411
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,046,800
5.00%, 03/15/34 (Call 03/15/28)	1,000	1,075,713
5.00%, 07/01/35 (Call 07/01/29)	385	423,855
5.00%, 02/15/36 (Call 02/15/27)	500	524,063
5.00%, 03/15/36 (Call 03/15/32)	1,975	2,258,056
5.00%, 03/15/39 (Call 03/15/33)	280	313,540
5.00%, 03/15/45 (Call 03/15/33)	1,000	1,088,685
5.00%, 07/01/45 (Call 07/01/25)	95	95,485
5.00%, 07/01/45 (PR 07/01/25)	5	5,151
5.00%, 07/01/48 (Call 07/01/28)	285	294,760
5.00%, 07/01/48 (PR 07/01/28)	215	236,079
5.00%, 07/01/50 (Call 07/01/30)	2,500	2,633,168
5.00%, 07/01/53 (Call 07/01/30)	1,500	1,571,058
Series 1, 5.00%, 03/15/25	500	512,282
Series 1, 5.50%, 07/01/40 (AMBAC)	400	469,631
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,000	1,030,535
Series A, 4.00%, 03/15/39 (Call 03/15/31)	1,970	1,980,048
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	496,020
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	485,532
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	275,390
Series A, 5.00%, 03/15/24	1,335	1,342,024
Series A, 5.00%, 02/15/26 (PR 02/15/24)	355	356,225
Series A, 5.00%, 07/01/26	1,125	1,184,720
Series A, 5.00%, 10/01/26	305	324,597
Series A, 5.00%, 10/01/27	510	555,318
Series A, 5.00%, 03/15/28 (PR 03/15/25)	340	348,784
Series A, 5.00%, 10/01/28	505	561,467
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	972,777
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	716,674
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	407,615
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,018,910
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	340,863
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,564,954
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	522,450
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	323,036
	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 03/15/33 (Call 09/15/30)	$1,000	$1,137,565
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,102,266
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,198,763
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	508,323
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,193,519
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,950	2,143,648
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,127,840
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,078,688
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	515,388
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,060,562
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	360,955
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	255,881
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	500,820
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	107,913
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	252,133
Series A, 5.00%, 10/01/47	300	348,715
Series A, 5.00%, 10/01/48	500	580,876
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	519,091
Series A, 5.00%, 10/01/50	310	360,812
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	775,547
Series A-2, 5.00%, 10/01/46	225	262,001
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	740,434
Series B, 5.00%, 10/01/24	190	193,081
Series B, 5.00%, 10/01/25	2,100	2,180,411
Series B, 5.00%, 02/15/27	420	448,399
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	535,039
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,017,575
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	800,190
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	508,316
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,064,656
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	525,797
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	505,853
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,066,958
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,041,497
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	521,248
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	487,198
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	501,537
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,069,383
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	528,450
Series D, 4.00%, 02/15/47 (Call 02/15/30)	2,000	1,940,227
Series D, 5.00%, 02/15/25	1,400	1,433,650
Series D, 5.00%, 02/15/28	1,000	1,093,078
Series D, 5.00%, 02/15/28 (PR 08/15/26)	200	211,120
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,641,432
Series E, 4.00%, 03/15/27 (PR 09/15/25)	400	407,900
Series E, 4.00%, 03/15/42 (Call 03/15/32)	825	817,687
Series E, 5.00%, 02/15/24	1,000	1,003,750
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,027,293
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	1,001,782
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,079,990
4.00%, 08/15/46 (Call 02/15/32)	1,000	980,545
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,465,721
5.00%, 03/15/24	280	281,572
5.00%, 06/15/24	625	631,758
5.00%, 06/15/25	1,000	1,032,679
5.00%, 08/15/29	165	185,832
5.00%, 09/15/29	500	563,883
5.00%, 06/15/31	125	144,887
5.00%, 08/15/31	300	348,617
5.00%, 06/15/32	500	587,544

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
5.00%, 09/15/32	$500	$589,658
5.00%, 06/15/34 (Call 06/15/24)	260	262,030
5.00%, 09/15/34 (Call 09/15/32)	500	580,888
5.00%, 06/15/35 (Call 06/15/28)	365	393,692
5.00%, 09/15/37 (Call 09/15/32)	500	565,793
5.00%, 09/15/47 (Call 09/15/32)	790	850,852
5.00%, 06/15/53 (Call 06/15/33)	2,500	2,686,563
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	213,404
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,028,705
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	530,297
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	867,958
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,261,554
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	483,475
Series B, 5.00%, 06/15/24	250	252,703
Series B, 5.00%, 06/15/28	500	551,709
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,053,330
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,356,634
Series E, 5.00%, 06/15/47 (Call 06/15/27)	3,500	3,633,708
New York State Thruway Authority RB
4.00%, 03/15/40 (Call 03/15/31)	1,500	1,510,260
4.00%, 03/15/52 (Call 03/15/31)	775	752,500
4.00%, 03/15/56 (Call 03/15/31)	3,000	2,884,959
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,960,248
5.00%, 03/15/54 (Call 09/15/32)	500	533,698
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	536,209
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	102,499
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	506,111
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	606,147
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,808,520
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,542,681
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	954,771
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,501,513
Series B, 4.00%, 01/01/41 (Call 01/01/30)	950	930,428
Series B, 4.00%, 01/01/50 (Call 01/01/30)	2,500	2,300,249
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	130,182
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	100,104
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	1,972,108
Series K, 5.00%, 01/01/24	215	215,286
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	472,994
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	254,033
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	345,124
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	508,307
Series L, 5.00%, 01/01/25	200	204,066
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	867,317
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	372,723
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,185,865
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	2,500	2,448,300
4.00%, 03/15/49 (Call 09/15/30)	1,000	971,052
5.00%, 03/15/25	500	512,574
5.00%, 03/15/31 (Call 09/15/30)	575	652,936
5.00%, 03/15/34 (Call 09/15/33)	1,500	1,772,599
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,190,465
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,056,848
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,003,017
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,000,513
Series A, 5.00%, 03/15/24	440	442,308
Series A, 5.00%, 03/15/25	1,295	1,327,567
Series A, 5.00%, 03/15/27 (PR 03/15/26)	155	162,081
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	768,509
Series A, 5.00%, 03/15/29 (Call 03/15/27)	5,530	5,891,879
	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 03/15/31 (Call 03/15/26)	$400	$415,919
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	529,942
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	357,362
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	207,200
Series A-1, 5.00%, 03/15/28 (Call 03/15/24)	520	520,618
Series A-1, 5.00%, 03/15/43 (Call 03/15/24)	240	240,285
Series C, 5.00%, 03/15/31 (Call 03/15/24)	655	655,779
Series C-1, 5.00%, 03/15/27	285	305,017
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	521,700
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	416,922
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,025,125
Series E, 5.00%, 03/15/28 (Call 03/15/24)	1,325	1,326,575
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/47 (Call 12/01/29)	1,000	982,952
4.00%, 12/01/49 (Call 12/01/29)	500	487,860
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,077,285
5.00%, 12/01/40 (Call 12/01/29)	500	537,005
5.00%, 12/01/43 (Call 12/01/29)	500	532,564
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	767,405
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	263,870
4.00%, 11/01/39 (Call 11/01/29)	1,750	1,765,586
4.00%, 12/15/40 (Call 06/15/24)	400	400,027
4.00%, 06/15/44 (Call 06/15/24)	250	248,066
4.00%, 09/01/45 (Call 09/01/29)	1,000	987,893
5.00%, 07/15/24	125	126,458
5.00%, 07/15/25	750	774,262
5.00%, 05/01/28 (Call 05/01/25)	330	337,622
5.00%, 07/15/29	520	577,688
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,107,942
5.00%, 07/15/33 (Call 07/15/30)	500	559,041
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,106,450
5.00%, 09/01/34 (Call 09/01/24)	250	252,794
5.00%, 12/01/39 (Call 12/01/33)	1,300	1,443,966
5.00%, 07/15/48 (Call 07/15/33)	750	806,289
5.00%, 07/15/53 (Call 07/15/33)	1,145	1,222,558
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	746,478
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	403,532
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	525	541,533
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,031,309
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,029,662
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	510,287
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,024,674
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	514,095
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	511,484
Series 205, 5.00%, 11/15/25	1,000	1,039,432
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	536,916
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	540,846
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,456,834
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,419,552
Series 230, 4.00%, 12/01/30	1,500	1,601,089
Series 5, 5.38%, 03/01/28	315	332,447
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/24	1,890	1,921,280
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,303,788
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,595,984
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,463,832
Saratoga County Water Authority RB, 4.00%, 09/01/48 (Call 09/01/26)	4,600	4,429,827

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
State of New York GO
5.00%, 03/15/24	$280	$281,477
5.00%, 03/15/30	500	569,511
5.00%, 03/15/32	1,000	1,173,185
5.00%, 03/15/33	500	594,698
5.00%, 03/15/35 (Call 03/15/33)	500	592,303
5.00%, 03/15/36 (Call 03/15/33)	500	586,681
5.00%, 03/15/38 (Call 03/15/33)	500	570,286
5.00%, 03/15/39 (Call 03/15/33)	750	850,776
5.00%, 03/15/41 (Call 03/15/33)	500	562,300
Series A, 5.00%, 03/01/24	810	813,664
Series A, 5.00%, 02/15/25	1,000	1,023,638
Series A, 5.00%, 03/15/27	500	537,398
Series A, 5.00%, 03/15/31	500	578,703
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,915	1,948,213
5.00%, 06/01/24	275	277,513
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	501,074
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,498,785
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,136
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	490,170
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	505	521,142
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	533,944
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	138,589
Town of Brookhaven NY GOL
4.00%, 07/15/24	115	115,718
4.00%, 07/15/26	3,285	3,393,718
4.00%, 03/15/28 (Call 03/15/24)	250	250,937
5.00%, 05/01/27 (Call 05/01/25)	600	616,446
Town of Hempstead NY GOL
5.00%, 06/15/27 (Call 06/15/26)	125	132,238
5.00%, 06/15/28	1,000	1,103,419
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,367,670
4.00%, 11/01/24 (BAM)	200	201,498
4.00%, 03/01/26	1,195	1,223,731
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,721,268
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/31	625	679,438
4.00%, 05/15/51 (Call 05/15/32)	1,000	971,688
5.00%, 11/15/27 (Call 08/15/27)	180	194,156
5.00%, 05/15/28	1,000	1,100,683
5.00%, 11/15/29	1,000	1,126,100
5.00%, 11/15/30	2,000	2,290,072
5.00%, 11/15/32	1,000	1,181,282
5.00%, 11/15/38 (Call 11/15/33)	1,000	1,139,140
5.00%, 11/15/43 (Call 05/15/29)	665	698,739
5.00%, 05/15/52	250	290,092
5.25%, 11/15/42 (Call 11/15/33)	1,000	1,137,647
VRDN,3.25%, 01/01/32 (Put 12/01/23)(a)	750	750,000
Series A, 0.00%, 11/15/30(b)	445	345,025
Series A, 0.00%, 11/15/32(b)	200	142,496
Series A, 4.00%, 11/15/54 (Call 11/15/30)	1,245	1,202,433
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	252,703
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	524,223
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,402,166
Series A, 5.00%, 11/15/49 (Call 11/15/30)	2,500	2,643,512
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	662,362
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	528,346
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)	190	188,189
	Par
Security	(000)	Value

New York (continued)
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)	$190	$181,402
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(a)	835	770,843
Series B, 0.00%, 11/15/32(b)	700	503,136
Series B, 5.00%, 11/15/24	250	254,610
Series B, 5.00%, 11/15/28	235	260,656
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,064,305
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	342,300
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,760,358
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	260,720
Series C-1, 5.00%, 11/15/25	1,000	1,040,203
Trust for Cultural Resources of The City of New York (The)
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,101,037
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	542,573
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	537,136
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	131,763
Utility Debt Securitization Authority RB
4.00%, 12/15/35 (Call 06/15/26)	1,455	1,479,121
5.00%, 06/15/27 (Call 06/15/25)	1,745	1,800,290
5.00%, 06/15/28 (Call 06/15/26)	1,000	1,054,568
5.00%, 12/15/29 (Call 12/15/27)	180	193,193
5.00%, 12/15/31 (Call 12/15/29)	1,000	1,127,659
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,092,494
5.00%, 12/15/33 (Call 12/15/25)	400	412,855
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,743,422
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,175,136
5.00%, 12/15/35 (Call 12/15/25)	600	617,497
5.00%, 12/15/36 (Call 12/15/25)	150	153,930
5.00%, 12/15/37 (Call 12/15/25)	750	767,580
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,255,329
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,566,388
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,115,515
5.00%, 12/15/41 (Call 06/15/34)	1,000	1,132,642
5.00%, 12/15/45 (Call 06/15/34)	1,000	1,105,519
5.00%, 06/15/53 (Call 06/15/34)	1,000	1,088,792
Series A, 5.00%, 12/15/35 (Call 06/15/26)	1,195	1,244,836
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,251,079
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	750,648
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,000,749
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	995,441
Western Nassau County Water Authority RB
4.00%, 04/01/46 (Call 04/01/31)	1,145	1,111,344
Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,190,414
		669,487,339

Total Long-Term Investments — 99.9%
(Cost: $685,958,309)		669,487,339

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.13%(c)(d)	2,649,678	$2,649,678

Total Short-Term Securities — 0.4%
(Cost: $2,649,678)		2,649,678

Total Investments — 100.3%
(Cost: $688,607,987)		672,137,017

Liabilities in Excess of Other Assets — (0.3)%		(1,763,743)

Net Assets — 100.0%		$670,373,274

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$14,231,522	$—	$(11,581,844	)(a)	$—	$—	$2,649,678	2,649,678	$97,601	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$669,487,339	$—	$669,487,339
Short-Term Securities
Money Market Funds	2,649,678	—	—	2,649,678
	$2,649,678	$669,487,339	$—	$672,137,017

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	GOL	General Obligation Limited
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation